Shareholder Report, Line Graph (Details) - USD ($)		5 Months Ended	12 Months Ended	25 Months Ended	58 Months Ended	60 Months Ended	82 Months Ended	88 Months Ended	95 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 05, 2024	Jan. 31, 2024	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Jun. 23, 2022	Jul. 31, 2021	Jul. 31, 2020	Sep. 25, 2019	Jul. 31, 2019	Jul. 31, 2018	Sep. 29, 2017	Jul. 31, 2017	Mar. 31, 2017	Sep. 14, 2016
C000173018 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NAV)
Account Value		$ 10,931	$ 10,931	$ 10,931	$ 10,931	$ 10,931	$ 10,931	$ 10,931	$ 10,931							$ 10,269		$ 10,533		$ 11,769	$ 11,865		$ 10,775	$ 9,974		$ 10,074		$ 10,000
Average Annual Return, Percent			6.44%			0.29%			1.14%
C000180107 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NAV)
Account Value		11,368	$ 11,368	11,368	11,368	$ 11,368	11,368	$ 11,368	$ 11,368							10,760		10,769		11,360	11,244		10,614	10,073		10,110	$ 10,000
Average Annual Return, Percent			5.65%			1.38%		1.76%
C000193700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nuveen ESG U.S. Aggregate Bond ETF (NAV)
Account Value		10,622	$ 10,622	10,622	10,622	$ 10,622	$ 10,622	$ 10,622	10,622							10,113		10,477		11,543	11,745		10,640	9,863	$ 10,000
Average Annual Return, Percent			5.03%			(0.04%)	0.89%
C000209930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nuveen ESG High Yield Corporate Bond ETF (NAV)
Account Value		11,213	$ 11,213	11,213	$ 11,213	$ 11,213	$ 11,213	11,213	11,213							10,154		9,909		10,822	10,179	$ 10,000
Average Annual Return, Percent			10.43%		2.39%
C000236604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nuveen Global Net Zero Transition ETF (NAV)
Account Value		13,139	$ 13,139	$ 13,139	$ 13,139	13,139	13,139	13,139	13,139						$ 12,086	11,838	$ 10,951	10,709	$ 10,000
Average Annual Return, Percent			10.99%	13.85%
C000248461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nuveen Core Plus Bond ETF (NAV)
Account Value		$ 10,299	$ 10,299	$ 10,299	10,299	10,299	10,299	10,299	10,299	$ 10,079	$ 9,984	$ 9,813	$ 10,046	$ 10,000
Average Annual Return, Percent		2.99%
C000248462 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nuveen Preferred and Income ETF (NAV)
Account Value		$ 10,405	$ 10,405	10,405	10,405	10,405	10,405	10,405	10,405	10,273	10,209	10,048	10,106	10,000
Average Annual Return, Percent		4.05%
C000248463 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nuveen Ultra Short Income ETF (NAV)
Account Value		$ 10,222	$ 10,222	10,222	10,222	10,222	10,222	10,222	10,222	10,159	10,119	10,066	10,031	10,000
Average Annual Return, Percent		2.22%
C000248464 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nuveen Sustainable Core ETF (NAV)
Account Value		$ 10,833	$ 10,833	10,833	10,833	10,833	10,833	10,833	10,833	10,843	10,523	10,034	10,456	10,000
Average Annual Return, Percent		8.33%
ICE BofA U S Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Broad Market Index
Account Value		$ 10,852	$ 10,852	10,852	10,852	$ 10,852	10,852	10,852	$ 10,852							10,317		10,682		11,762	11,860		10,759	9,937		10,014		10,000
Average Annual Return, Percent			5.18%			0.17%			1.04%
Bloomberg 1 5 Year U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1‑5 Year U.S. Aggregate Bond Index
Account Value		11,232	$ 11,232	11,232	11,232	$ 11,232	11,232	$ 11,232	$ 11,232							10,606		10,662		11,185	11,164		10,573	10,039		10,091	10,000
Average Annual Return, Percent			5.91%			1.22%		1.60%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,260	$ 10,260	10,260	$ 10,260	$ 10,260	$ 10,260	$ 10,260	10,260	10,026	9,932	9,767	10,020	10,000								10,000			10,000
Average Annual Return, Percent		2.60%	5.10%		(0.15%)	0.19%	1.10%
Bloomberg U S Aggregate Bond S000059077 Index [Member]
Account Value [Line Items]
Account Value		$ 10,777	$ 10,777	10,777	$ 10,777	$ 10,777	$ 10,777	10,777	10,777							10,254		10,611		11,675	11,758		10,677	9,879
Bloomberg U S Aggregate Bond S000064846 Index [Member]
Account Value [Line Items]
Account Value		9,928	$ 9,928	9,928	9,928	9,928	9,928	9,928	9,928							9,446		9,775		10,756	10,832
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index (Net)
Account Value		14,138	$ 14,138	$ 14,138	14,138	14,138	14,138	14,138	14,138						$ 12,574	12,082	$ 10,963	10,700	$ 10,000
Average Annual Return, Percent			17.02%	17.89%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value		$ 10,931	$ 10,931	$ 10,931	10,931	10,931	10,931	10,931	10,931	10,800	10,426	9,933	10,356	10,000
Average Annual Return, Percent		9.31%
ICE BofA Enhanced Yield U S Broad Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA Enhanced Yield U.S. Broad Bond Index
Account Value		$ 11,247	$ 11,247	11,247	11,247	$ 11,247	11,247	11,247	$ 11,247							10,528		10,772		11,984	11,986		10,956	10,050		10,108		$ 10,000
Average Annual Return, Percent			6.83%			0.53%			1.50%
Bloomberg U S Aggregate Bond C000180107 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		11,025	$ 11,025	11,025	11,025	$ 11,025	11,025	$ 11,025	$ 11,025							10,490		10,856		11,945	12,029		10,923	10,107		10,188	10,000
Average Annual Return, Percent			5.10%			0.19%		1.34%
NUSA Custom Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NUSA Custom Index
Account Value		11,543	$ 11,543	11,543	11,543	$ 11,543	11,543	$ 11,543	11,543							10,905		10,907		11,496	11,322		10,698	10,102		$ 10,129	$ 10,000
Average Annual Return, Percent	[1]		5.85%			1.53%		1.98%
Bloomberg MSCI U S Aggregate ESG Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. Aggregate ESG Select Index
Account Value		10,779	$ 10,779	10,779	10,779	$ 10,779	$ 10,779	$ 10,779	10,779							10,257		10,620		11,662	11,774		$ 10,676	$ 9,881	$ 10,000
Average Annual Return, Percent			5.09%			0.19%	1.10%
Bloomberg U S High Yield Very Liquid Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. High Yield Very Liquid Index
Account Value		11,874	$ 11,874	11,874	$ 11,874	$ 11,874	$ 11,874	11,874	11,874							10,691		10,308		11,215	10,285	10,000
Average Annual Return, Percent			11.06%		3.60%
Bloomberg MSCI U S High Yield Very Liquid ESG Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index
Account Value		11,418	$ 11,418	11,418	$ 11,418	11,418	11,418	11,418	11,418							$ 10,295		$ 10,009		$ 10,895	$ 10,198	$ 10,000
Average Annual Return, Percent			10.91%		2.77%
ICE US Institutional Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE US Institutional Capital Securities Index
Account Value		$ 10,413	$ 10,413	10,413	$ 10,413	10,413	10,413	10,413	10,413	10,289	10,194	10,037	10,139	10,000
Average Annual Return, Percent		4.13%
NPFI Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NPFI Blended Benchmark
Account Value		$ 10,461	$ 10,461	10,461	10,461	10,461	10,461	10,461	10,461	10,306	10,231	10,061	10,152	10,000
Average Annual Return, Percent		4.61%
ICE BofA U S 3 Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. 3‑Month Treasury Bill Index
Account Value		$ 10,216	$ 10,216	$ 10,216	$ 10,216	$ 10,216	$ 10,216	$ 10,216	$ 10,216	$ 10,170	$ 10,129	$ 10,080	$ 10,037	$ 10,000
Average Annual Return, Percent		2.16%

[1]	The NUSA Custom Index is defined as the linked returns between the Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select Index (effective July 1, 2023) and the ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index (through market close on June 30, 2023).